Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,031	$ 953	$ 1,252	$ 953	$ 1,422
Realized	1	1	(1)	2
Unrealized	(27)	91	56	64	91
Net unrealized gains (losses) included in OCI	(8)	(6)	12	(14)	4
Transfer in to Level 3		2	2	2	2
Transfer out of Level 3	(37)	(3)		(40)	(2)
Purchases/Issuances	45	81	141	126	238
Sales/Settlements	(88)	(88)	(333)	(176)	(626)
Closing balance	917	1,031	1,129	917	1,129
Opening balance	(1,372)	(2,116)	(1,235)	(2,116)	(1,995)
Realized	(4)	10	(11)	(8)	(16)
Unrealized	(397)	446	2	80	340
Transfer in to Level 3	(3)	(1)	(3)	(4)	(3)
Transfer out of Level 3	68	319	13	385	391
Purchases/Issuances	(24)	(77)	(20)	(101)	(33)
Sales/Settlements	62	47	91	94	153
Closing balance	(1,670)	(1,372)	(1,163)	(1,670)	(1,163)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(399)	(242)	(428)	(242)	(409)
Realized	(4)	9	(12)	(9)	(17)
Unrealized	2	(114)	40	(81)	(9)
Transfer in to Level 3	(1)		(2)	(1)	(2)
Transfer out of Level 3	5	7	2	10	2
Purchases/Issuances	(24)	(77)	(20)	(101)	(29)
Sales/Settlements	41	18	78	44	122
Closing balance	(380)	(399)	(342)	(380)	(342)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(908)	(1,817)	(753)	(1,817)	(1,533)
Unrealized	(386)	569	(36)	183	351
Transfer out of Level 3	52	311	8	363	386
Purchases/Issuances					(3)
Sales/Settlements	20	29	13	49	31
Closing balance	(1,222)	(908)	(768)	(1,222)	(768)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	117	21	43	21	18
Unrealized	(44)	97	2	53	25
Transfer out of Level 3	(37)	(1)		(38)
Purchases/Issuances			5		7
Closing balance	36	117	50	36	50
Foreign exchange derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(9)
Unrealized	(13)	(9)		(22)
Transfer out of Level 3	9			9
Closing balance	(13)	(9)		(13)
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Unrealized			24		24
Closing balance			24		24
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(50)	(52)	(49)	(52)	(50)
Realized		1	1	1	1
Unrealized		1	(2)	1	(1)
Transfer in to Level 3	(2)			(2)
Sales/Settlements	1			1
Closing balance	(51)	(50)	(50)	(51)	(50)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	45	46	44	46	45
Realized	(2)	(1)	(1)	(3)	(1)
Unrealized	2		2	2	1
Purchases/Issuances	1			1
Closing balance	46	45	45	46	45
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(6)	(5)	(5)	(5)	(3)
Unrealized		(1)		(1)	(1)
Transfer in to Level 3		(1)	(1)	(1)	(1)
Transfer out of Level 3	2	1	3	3	3
Purchases/Issuances					(1)
Closing balance	(4)	(6)	(3)	(4)	(3)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	5	4	6	4	4
Transfer in to Level 3		2	2	2	2
Transfer out of Level 3		(2)		(2)	(2)
Purchases/Issuances		2	1	2	5
Sales/Settlements		(1)	(3)	(1)	(3)
Closing balance	5	5	6	5	6
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	586	587	478	587	459
Realized	3	2		5	1
Unrealized	16	(6)	26	10	35
Net unrealized gains (losses) included in OCI	11	(2)	9	(13)	9
Purchases/Issuances	32	30	142	62	168
Sales/Settlements	(18)	(25)	(62)	(43)	(79)
Closing balance	608	586	593	608	593
Mortgage and asset backed [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	147	151	305	151	207
Unrealized		(3)		(3)
Purchases/Issuances	12	49	4	61	106
Sales/Settlements	(58)	(50)	(80)	(108)	(84)
Closing balance	101	147	229	101	229
Corporate debt [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			2		2
Closing balance			2		2
Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	131	144	374	144	687
Unrealized	(1)	3	2	2	6
Net unrealized gains (losses) included in OCI	3	(4)	3	(1)	(5)
Purchases/Issuances			(11)		(48)
Sales/Settlements	(12)	(12)	(188)	(24)	(460)
Closing balance	$ 121	$ 131	$ 180	$ 121	$ 180